ANALYSIS OF OPERATING SEGMENTS - Non-current assets by country (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Tangible assets	$ 7,243,441	$ 6,995,890	$ 7,235,441
Intangible assets	19,296,486	18,141,916
Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	4,600,105	4,427,803	$ 4,730,242
Intangible assets	19,296,486	18,141,916
COLOMBIA | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	4,053,729	3,979,113
Intangible assets	15,707,679	15,303,358
PANAMA | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	359,176	326,976
Intangible assets	291,221	258,404
PERU | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	187,063	121,544
Intangible assets	3,296,377	2,579,249
BARBADOS | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	137	170
Intangible assets	$ 1,209	$ 905